Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Aug. 22, 2011	Jan. 02, 2011
Components of goodwill
Beginning Balance	$ 343,986		$ 20,561,980
Acquisitions	20,217,994	343,986
Ending Balance	20,561,980	343,986	20,561,980
Tropical [Member]
Components of goodwill
Beginning Balance	174,746		174,746	174,746
Acquisitions		174,746
Ending Balance	174,746	174,746	174,746	174,746
RM Engineering [Member]
Components of goodwill
Beginning Balance	169,240		169,240
Acquisitions		169,240
Ending Balance	169,240	169,240	169,240
ADEX [Member]
Components of goodwill
Beginning Balance			10,474,212
Acquisitions	10,474,212
Ending Balance	10,474,212		10,474,212
TNS [Member]
Components of goodwill
Beginning Balance			4,002,654
Acquisitions	4,002,654
Ending Balance	4,002,654		4,002,654
ERFS [Member]
Components of goodwill
Beginning Balance			5,741,128
Acquisitions	5,741,128
Ending Balance	$ 5,741,128		$ 5,741,128